Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivatives [Abstract]
The notional amounts of derivatives

(a) The notional amounts of derivatives as of December 31, 2018 and 2019 are as follows:

	2018		2019
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	139,804,552	137,383,704
Currency swaps		31,794,900	40,826,444
Currency options		1,939,939	2,758,801

		173,539,391	180,968,949

Exchange traded:
Currency futures		436,714	1,045,138

		173,976,105	182,014,087

Interest rates related:
Over the counter:
Interest rate swaps		31,228,489	37,801,528
Interest rate options		294,000	286,000

		31,522,489	38,087,528

Exchange traded:
Interest rate futures		1,739,697	2,455,450
Interest rate swaps (*)		56,862,374	65,868,540

		58,602,071	68,323,990

		90,124,560	106,411,518

Credit related:
Over the counter:
Credit swaps		3,840,660	5,404,257
Equity related:
Over the counter:
Equity swaps and forwards		5,134,004	4,255,831
Equity options		645,709	864,038

		5,779,713	5,119,869

Exchange traded:
Equity futures		630,409	876,220
Equity options		2,708,557	4,039,226

		3,338,966	4,915,446

		9,118,679	10,035,315

Commodity related:
Over the counter:
Commodity swaps and forwards		890,289	758,533
Commodity options		4,780	—

		895,069	758,533

Exchange traded:
Commodity futures and options		245,751	344,329

		1,140,820	1,102,862

Hedge:
Currency forwards		1,522,306	1,869,518
Currency swaps		4,143,828	4,532,114
Interest rate swaps		10,147,731	10,091,632

		15,813,865	16,493,264

	~~W~~	294,014,689	321,461,303

(*)	The notional amount of derivatives which is settled in the ‘Central Counter Party (CCP)’ system.

Fair values of derivative instruments

(b)	Fair values of derivative instruments as of December 31, 2018 and 2019 are as follows:

	2018			2019
	Assets		Liabilities	Assets	Liabilities
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	912,795	870,984	1,360,384	1,056,760
Currency swaps		393,702	372,725	473,797	519,445
Currency options		7,637	12,273	9,007	9,430

		1,314,134	1,255,982	1,843,188	1,585,635

Exchange traded:
Currency futures		11	—	—	—

		1,314,145	1,255,982	1,843,188	1,585,635

Interest rates related:
Over the counter:
Interest rate swaps		251,251	172,019	260,020	247,723
Interest rate options		—	5,347	835	5,626

		251,251	177,366	260,855	253,349
Exchange traded:
Interest rate futures		412	1,569	697	595

		251,663	178,935	261,552	253,944

Credit related:
Over the counter:
Credit swaps		43,382	30,372	283,015	38,598
Equity related:
Over the counter:
Equity swap and forwards		51,243	205,611	144,276	39,422
Equity options		2,265	2,352	4,526	9,402

		53,508	207,963	148,802	48,824
Exchange traded:
Equity futures		15,937	778	4,318	6,417
Equity options		37,690	109,795	28,355	29,741

		53,627	110,573	32,673	36,158

		107,135	318,536	181,475	84,982

Commodity related:
Over the counter:
Commodity swaps and forwards		2,743	58,800	14,496	27,745
Commodity options		27	29	—	—

		2,770	58,829	14,496	27,745
Exchange traded:
Commodity futures		8,226	4,016	2,342	10,100

		10,996	62,845	16,838	37,845

Hedge:
Currency forwards		9,185	30,497	14,380	21,121
Currency swaps		21,976	79,492	74,240	48,396
Interest rate swaps		35,131	483,233	154,586	232,491

		66,292	593,222	243,206	302,008

	~~W~~	1,793,613	2,439,892	2,829,274	2,303,012

Gain or loss on valuation of derivatives
(c)	Gain or loss on valuation of derivatives for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Foreign currency related
Over the counter
Currency forwards	~~W~~	85,498	41,188	174,340
Currency swaps		91,410	(34,444)	(24,827)
Currency options		5,422	8,247	4,056

		182,330	14,991	153,569

Exchange traded
Currency futures		(137)	11	—

		182,193	15,002	153,569

Interest rates related
Over the counter
Interest rate swaps		(17,805)	86,675	(75,349)
Interest rate options		413	(1,459)	(1,938)

		(17,392)	85,216	(77,287)

Exchange traded
Interest rate futures		6,950	(2,512)	1,008

		(10,442)	82,704	(76,279)

Credit related
Over the counter
Credit swaps		46,593	(18,396)	213,754
Equity related
Over the counter
Equity swap and forwards		73,490	(271,457)	46,770
Equity options		36,662	4,326	(841)

		110,152	(267,131)	45,929

Exchange traded
Equity futures		(733)	15,159	(2,275)
Equity options		22,315	(44,163)	58,721

		21,582	(29,004)	56,446

		131,734	(296,135)	102,375

Commodity related
Over the counter
Commodity swaps and forwards		13,435	(79,296)	3,191
Commodity options		(10)	33	29

		13,425	(79,263)	3,220

Exchange traded
Commodity futures		5,722	4,209	(7,759)

		19,147	(75,054)	(4,539)

Hedge		(286,920)	78,892	332,778

	~~W~~	82,305	(212,987)	721,658

Gain or loss on fair value hedges

i)	Gains (losses) on fair value hedged items and hedging instruments attributable to the hedged ineffectiveness for the years ended December 31, 2018 and 2019 were as follows:

	2018
	Gains (losses) on fair value hedges (hedged items)		Gains (losses) on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges
Interest rate swaps (*1)	~~W~~	(76,573)	79,635	3,062
Foreign exchange risk (*1)		55,188	(60,380)	(5,192)

	~~W~~	(21,385)	19,255	(2,130)

	2019
	Gains (losses) on fair value hedges (hedged items)		Gains (losses) on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges
Interest rate swaps (*1)	~~W~~	(370,787)	377,121	6,334
Foreign exchange risk (*1)		13,725	(18,786)	(5,061)

	~~W~~	(357,062)	358,335	1,273

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets.
(*2)	Ineffective portion of hedge: the difference between hedging instruments and hedged items.

Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year

ii)

Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year, the amounts recognized in the income statement and other comprehensive income are as follows.

	2018
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss Reclassified amount
Cash flow hedges
Interest rate risk (*1)	~~W~~	(23,186)	—	—
Foreign exchange risk (*1)		65,386	(5,188)	70,051
Hedge of net investments
Foreign exchange risk (*1)		(35,879)	(3,765)	—

	~~W~~	6,321	(8,953)	70,051

	2019
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss Reclassified amount
Cash flow hedges
Interest rate risk (*1)	~~W~~	(11,126)	—	—
Foreign exchange risk (*1)		52,932	(25,709)	(57,870)
Discontinuation of cash flow hedges		(7,986)	—	7,986
Hedge of net investments
Foreign exchange risk (*1)		(49,463)	(2,327)	—

	~~W~~	(15,643)	(28,036)	(49,884)

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
(*2)	Ineffective portion of hedge: The difference between hedging instruments and hedged items.

Nominal values and average hedge ratio for derivatives
(e)	Nominal values and average hedge ratio for derivatives as of December 31, 2018 and December 31, 2019 were as follows:

	2018
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	190,000	737,632	723,177	707,254	1,305,584	6,484,084	10,147,731
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk:
Nominal values:		2,731,517	1,958,746	827,158	1,038,935	302,423	—	6,858,779
Average hedge ratio:		100%	100%	100%	100%	100%	—	100%

	2019
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	750,469	704,985	717,948	1,228,424	575,481	6,114,325	10,091,632
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk:
Nominal values:		3,651,118	1,075,886	1,269,520	968,770	84,275	534,898	7,584,467
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity

ii)	Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity

	2018
	Nominal amount		Carrying value of assets (*)	Carrying value of liabilities (*)	Changes if fair value in the period
Fair value hedges
Interest rate swap	~~W~~	9,377,731	35,093	467,381	55,244
Currency swap		33,543	433	—	(1,502)
Cash flow hedge
Interest rate swap		770,000	38	15,853	(23,186)
Currency swap		4,110,285	21,543	79,492	(54)
Currency forward		1,298,686	3,191	24,925	(33,460)
Hedge of net investments in foreign operations
Currency forward		223,620	5,994	5,572	(3,261)
Borrowings		1,192,645	—	1,186,792	(36,383)

	2019
	Nominal amount		Carrying value of assets (*)	Carrying value of liabilities (*)	Changes if fair value in the period
Fair value hedges
Interest rate swap	~~W~~	9,371,632	154,586	210,079	—
Currency swap		—	—	248	(1,813)
Currency forward		261,486	776	1,358	(582)
Cash flow hedge
Interest rate swap		720,000	—	22,412	(11,126)
Currency swap		4,532,114	74,240	48,148	(29,829)
Currency forward		1,376,472	11,854	19,763	(4,426)
Hedge of net investments in foreign operations
Currency forward		231,560	1,750	—	(4,036)
Borrowings		1,182,835	—	1,177,897	(47,755)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards

Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity
iii)	Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity

	2018
	Carrying value of asset (*)		Carrying value of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes if fair value in the year	Cash flow hedge reserve	Foreign currency conversion reserves
Fair value hedges
Interest rate risk Foreign exchange risk	~~W~~	293,215	8,873,059	(2,832)	(524,459)	(56,462)	—	—
		62,406	—	—	—	2,675	—	—
Cash flow hedge
Interest rate risk		—	1,539,005	—	—	—	(10,184)	—
Foreign exchange risk		2,795,320	2,716,148	—	—	63,860	(2,006)	—
Hedge of net investments in foreign operations
Foreign exchange risk		—	—	—	—	(35,879)	—	138,416

	2019
	Carrying value of asset (*)		Carrying value of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes if fair value in the year	Cash flow hedge reserve	Foreign currency conversion reserves
Fair value hedges
Interest rate risk Foreign exchange risk	~~W~~	432,172	8,859,022	4,846	(56,292)	(308,463)	—	—
		306,638	—	—	—	1,671	—	—
Cash flow hedge
Interest rate risk		645,723	1,740,000	—	—	(11,126)	80,674	—
Foreign exchange risk		4,116,068	3,035,423	—	—	115,867	(11,188)	—
Hedge of net investments in foreign operations
Foreign exchange risk		—	—	—	—	(49,463)	—	(88,953)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.